International Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans:
Loans	$ 6,561,289,000	$ 6,348,172,000
Less allowance for probable loan losses	(61,384,000)	(67,687,000)	$ (64,661,000)	$ (66,988,000)
Net loans	6,499,905,000	6,280,485,000
Accrued interest receivable	36,803,000	34,456,000
International Banking Services
Loans:
Accrued interest receivable	811,000	671,000
Outstanding standby and commercial letters of credit	119,302,000
Revenues	5,412,000	5,248,000	$ 5,495,000
International Banking Services | Foreign
Loans:
Loans	150,517,000	158,886,000
Less allowance for probable loan losses	(871,000)	(842,000)
Net loans	149,646,000	158,044,000
International Banking Services | Foreign | Commercial
Loans:
Loans	101,955,000	113,019,000
International Banking Services | Foreign | Others
Loans:
Loans	$ 48,562,000	$ 45,867,000